UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2019

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Robotics and Automation Index ETF

Semi-Annual Report

October 31, 2018

(Unaudited)

ROBO Global®
Robotics and Automation Index ETF

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Approval of Advisory Agreements & Board Considerations	20
Disclosure of Fund Expenses	23
Supplemental Information	24

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; (ii) on the Fund’s website at www.roboglobaletfs.com; and (iii) on the Commission’s website at http://www.sec.gov.

ROBO Global®
Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the fiscal period of May 1, 2018 through October 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Robotics and Automation Index (the “Index”). The Index provides investors with a comprehensive, transparent, and diversified benchmark that represents the global value chain of robotics, automation, and enabling technologies.

The Fund had negative performance during the fiscal period ending on October 31, 2018. The market price for ROBO decreased 9.86% and the NAV decreased 9.87%, while the MSCI ACWI NTR USD Index, a broad market index, detracted 3.94% over the same period. The Fund’s Index fell 9.78%. Meanwhile, outstanding shares ended the period at 43,050,000.

For the period, the largest positive contributor to return was Aerovironment Inc (AVAV US), adding 1.09% to the return of the Fund, gaining 65.08% with an average weighting of 1.90%. The second largest contributor to return was iRobot Corp (IRBT US), adding 1.01% to the return of the Fund, gaining 51.08% with an average weighting of 2.08%. The third largest contributor to return was Zebra Technologies Corp (ZBRA US), adding 0.43% to the return of the Fund, gaining 23.34% with an average weighting of 1.87%.

For the period, the largest negative contributor to return was Hiwin Technologies Corp (2049 TT), detracting 1.29% from the return of the Fund, declining 55.47% with an average weighting of 1.61%. The security contributing second-most negatively was Maxar Technologies Ltd (MAXR CN), detracting 0.84% from the return of the Fund, and declining 66.46% with an average weighting of 0.95%. The third largest negative contributor to return was Nabtesco Corp (6268 JP), detracting 0.81% from the return of the Fund, and declining 38.37% with an average weight of 1.65%.

For the period, the best performing security in the Fund was Aerovironment Inc (AVAV US), gaining 65.08% and contributing 1.09% to the return of the fund. The second-best performing security for the period was iRobot Corp (IRBT US), gaining 51.08% and contributing 1.01% to the return of the fund. The third-best performing security was Xilinx Inc (XLNX US), gaining 34.22% for the period and contributing 0.30% to the return of the fund.

For the period, the worst performing security in the Fund was Maxar Technologies Ltd (MAXR CN), declining 66.46% and reducing the return of the fund by 0.84%. The second-worst performing security in the Fund was SLM Solutions Group AG (AM3D GR), declining 57.16% and reducing the return of the fund by 0.29%. The third-worst performing security in the Fund was Hiwin Technologies Corp (2049 TT), declining 55.47% and reducing the return of the fund by 1.29%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

About the Index: The Fund tracks the ROBO Global® Robotics and Automation Index (the “Index”), which is designed to measure the performance of robotics-related and/or automation-related companies. The Index is comprised of companies in the rapidly developing global robotics and automation industry, with operations in over 15 different countries around the world and listings on multiple foreign and domestic exchanges.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that will derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

The MSCI ACWI NTR USD Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

ROBO Global®
Robotics and Automation Index ETF

Schedule of Investments

October 31, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%

Canada — 1.5%
Industrials — 1.5%
ATS Automation Tooling Systems*	1,024,981	$15,110,323
Maxar Technologies(A)	519,216	7,780,827
Total Canada		22,891,150
China — 1.5%
Information Technology — 1.5%
Hollysys Automation Technologies	1,251,888	24,061,287
Total China		24,061,287
Finland — 1.0%
Industrials — 1.0%
Cargotec, Cl B	387,955	16,132,373
Total Finland		16,132,373
France — 2.0%
Industrials — 1.1%
Schneider Electric	231,003	16,740,827

Information Technology — 0.9%
Dassault Systemes	116,007	14,570,375
Total France		31,311,202
Germany — 7.4%
Industrials— 5.7%
Duerr(A)	396,683	14,167,090
GEA Group	468,906	14,270,613
KION Group	275,573	16,142,770
Krones(A)	272,513	24,408,435
Siemens	137,618	15,861,068
SLM Solutions Group*(A)	258,068	4,473,799
		89,323,775
Description	Shares	Fair Value
Information Technology — 1.7%
Isra Vision	309,220	$13,296,281
Jenoptik	447,307	13,501,772
		26,798,053
Total Germany		116,121,828

Israel — 1.9%
Health Care— 1.9%
Mazor Robotics*(A)	1,016,739	29,555,413
Total Israel		29,555,413
Japan — 23.9%
Industrials— 14.2%
Aida Engineering	1,292,551	10,651,477
Daifuku	646,517	27,841,678
Daihen	444,809	10,413,233
FANUC	161,828	28,298,929
Fuji Machine Manufacturing	1,103,900	15,454,893
Harmonic Drive Systems(A)	720,339	21,925,165
Mitsubishi Electric	1,327,244	16,858,839
Nabtesco	1,222,310	26,947,032
Nachi-Fujikoshi(A)	390,660	15,940,714
SMC	56,576	18,122,568
THK	716,657	15,881,965
Toshiba Machine	518,233	9,836,118
Yushin Precision Equipment	466,470	4,224,291
		222,396,902
Information Technology— 9.7%
Amano	847,600	18,025,254
Keyence	56,124	27,501,282
Omron	728,658	29,571,163
Optex Group	760,000	13,865,934
Topcon	1,057,053	15,379,744
Yaskawa Electric(A)	1,041,149	30,121,408
Yokogawa Electric(A)	889,178	17,499,130
		151,963,915
Total Japan		374,360,817
South Korea — 1.3%
Information Technology— 1.3%
Koh Young Technology	249,456	19,745,453
Total South Korea		19,745,453
Sweden — 2.0%
Health Care— 1.1%
Elekta, Cl B	1,298,584	16,488,580

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Schedule of Investments

October 31, 2018 (Unaudited) (Continued)

Description	Shares	Fair Value
Information Technology— 0.9%
Hexagon, Cl B	296,799	$14,567,659
Total Sweden		31,056,239
Switzerland — 3.7%
Health Care— 1.0%
Tecan Group	71,096	16,058,267
Industrials— 1.8%
ABB*	741,427	14,962,688
Kardex	100,897	13,139,981
		28,102,669
Information Technology— 0.9%
u-blox Holding(A)	117,783	14,777,030
Total Switzerland		58,937,966
Taiwan — 5.7%
Industrials— 2.7%
Airtac International Group	2,092,932	18,025,608
Hiwin Technologies	3,614,350	23,361,342
		41,386,950
Information Technology— 3.0%
Advantech	2,593,769	17,854,533
Delta Electronics	4,426,187	18,595,621
Global Unichip	1,511,000	10,254,662
		46,704,816
Total Taiwan		88,091,766
United Kingdom — 1.9%
Consumer Discretionary— 1.0%
Ocado Group*	1,362,154	14,884,608
Information Technology— 0.9%
Renishaw	261,044	14,055,677
Total United Kingdom		28,940,285
United States — 46.0%
Consumer Discretionary— 2.7%
Delphi Automotive*	204,434	15,700,531
iRobot* (A)	292,362	25,777,558
		41,478,089
Energy— 2.5%
Helix Energy Solutions Group*	1,945,219	16,573,266
Oceaneering International*	1,145,170	21,689,520
		38,262,786
Health Care— 5.7%
Accuray*	1,929,981	8,665,615
Illumina*	50,053	15,573,991
Intuitive Surgical*	56,168	29,273,638
QIAGEN*	453,060	16,446,078
Varian Medical Systems*	162,064	19,345,580
		89,304,902

Description	Shares	Fair Value
Industrials— 9.4%
Aerovironment*	301,296	$27,107,601
Deere	116,927	15,836,593
John Bean Technologies	143,622	14,932,379
Lincoln Electric Holdings	188,696	15,267,393
Nordson	121,145	14,860,857
Raven Industries	356,761	15,511,968
Rockwell Automation	164,845	27,154,917
Teledyne Technologies*	71,418	15,803,375
		146,475,083
Information Technology— 25.7%
3D Systems* (A)	926,827	11,196,070
Ambarella* (A)	443,623	15,429,208
Autodesk*	115,665	14,949,701
Brooks Automation	843,436	26,171,819
Cadence Design Systems*	371,477	16,556,730
Cognex	570,531	24,441,548
FARO Technologies*	389,582	19,689,474
FLIR Systems	486,781	22,542,828
IPG Photonics*	193,259	25,809,740
Manhattan Associates*	293,225	13,998,561
Microchip Technology(A)	207,815	13,670,071
National Instruments	358,154	17,538,802
Novanta*	228,235	13,285,559
Nuance Communications*	1,045,144	18,175,054
NVIDIA	111,953	23,603,051
PTC*	174,404	14,372,634
QUALCOMM	245,285	15,425,974
Stratasys* (A)	747,423	14,245,882
Teradyne	434,367	14,963,943
Trimble Navigation*	406,428	15,192,279
Xilinx	223,609	19,089,500
Zebra Technologies, Cl A*	180,220	29,970,586
		400,319,014
Total United States		715,839,874
Total Common Stock
(Cost $1,755,420,397)		1,557,045,653
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 2.08%**	1,826,131	1,826,131
Total Short-Term Investment
(Cost $1,826,131)		1,826,131

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Schedule of Investments

October 31, 2018 (Unaudited) (Concluded)

Description	Par Amount	Fair Value
REPURCHASE AGREEMENTS — 7.6%
Citigroup Global Markets (B)(C) 2.220%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $28,446,848 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $151 to $5,862,582, 0.000% to 6.500%, 10/01/19 to 09/09/49, with a total market value of $29,013,996)	$28,445,094	$28,445,094
HSBC Securities (B)(C) 2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $28,446,840 (collateralized by various U.S. Government Agency Obligations, par values ranging from $1,657 to $5,080,992, 2.500% to 5.000%, 07/01/23 to 01/01/57, with a total market value of $29,013,996)	28,445,094	28,445,094
Merrill Lynch (B)(C) 2.200%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,734,336 (collateralized by various U.S. Treasury Obligations, par values ranging from $164,389 to $1,988,052, 0.125% to 2.500%, 04/30/20 to 09/09/49, with a total market value of $6,100,847)	5,733,986	5,733,986
Nomura Securities (B)(C) 2.210%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $28,446,840 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $1 to $1,324,700, 0.000% to 9.500%, 11/08/18 to 09/20/68, with a total market value of $29,013,996)	28,445,094	28,445,094
Description	Par Amount	Fair Value
RBC Dominion Securities (B)(C) 2.220%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $28,446,848 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par values ranging from $1 to $4,310,545, 0.000% to 7.000%, 11/29/18 to 09/09/49, with a total market value of $29,013,996)	$28,445,094	$28,445,094

Total Repurchase Agreements
(Cost $119,514,362)		119,514,362
Total Investments — 107.5%
(Cost $1,876,760,890)		$1,678,386,146

Percentages are based on Net Assets of $1,560,588,586.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2018.
(A)	This security or a partial position of this security is on loan at October 31, 2018 (see Note 6). The total value of securities on loan at October 31, 2018 was $249,668,589.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 6). The total value of such securities at October 31, 2018 was $119,514,362.
(C)	Tri-Party Repurchase Agreement.
Cl	— Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under the U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Statement of Assets and Liabilities

October 31, 2018 (Unaudited)

Assets:
Cost of Investments and Repurchase Agreements	$1,876,760,890
Investments at Fair Value*	$1,558,871,784
Repurchase Agreements	119,514,362
Receivable for Investment Securities Sold	7,260,044
Dividends Receivable	3,437,666
Reclaims Receivable	834,752
Receivable for Capital Shares Sold	1,843
Total Assets	1,689,920,451

Liabilities:
Payable Upon Return on Securities Loaned	119,514,362
Payable for Capital Shares Redeemed	7,283,754
Payable for Investment Securities Purchased	1,038,655
Advisory Fees Payable	1,434,753
Due to Custodian	59,348
Unrealized Loss on Foreign Currency Spot Contracts	993
Total Liabilities	129,331,865
Net Assets	$1,560,588,586

Net Assets Consist of:
Paid-in Capital	$1,674,074,593
Total Distributable Loss	(113,486,007)
Net Assets	$1,560,588,586
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	42,850,000
Net Asset Value, Offering and Redemption Price Per Share	$36.42

*Includes Market Value of Securities on Loan of $249,668,589.

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Statement of Operations

For the six month period ended October 31, 2018 (Unaudited)

Investment Income:
Dividends	$13,326,373
Income from Securities Lending, Net	2,268,026
Less: Foreign Taxes Withheld	(1,213,907)
Total Investment Income	14,380,492

Expenses:
Advisory Fees	10,052,689
Total Expenses	10,052,689
Net Investment Income	4,327,803

Net Realized Gain (Loss) on:
Investments(1)	116,962,685
Foreign Currency Transactions	(497,091)
Net Realized Gain on Investments and Foreign Currency Transactions	116,465,594
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(313,176,527)
Foreign Currency Translations	73,868
Net Unrealized Depreciation on Investments and Foreign Currency Translations	(313,102,659)
Net Realized and Unrealized Loss on Investments	(196,637,065)
Net Decrease in Net Assets Resulting from Operations	$(192,309,262)

(1)  Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Statements of Changes in Net Assets

	ROBO Global® Robotics and Automation Index ETF
	Period Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations:
Net Investment Income	$4,327,803	$1,157,247
Net Realized Gain on Investments and Foreign Currency Transactions(1)	116,465,594	102,690,127
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(313,102,659)	66,415,563
Net Increase (Decrease) in Net Assets Resulting from Operations	(192,309,262)	170,262,937
Distributions(2)	—	(464,807)

Capital Share Transactions:
Issued	224,546,404	1,946,501,297
Redeemed	(704,075,939)	(369,426,138)
Increase (Decrease) in Net Assets from Capital Share Transactions	(479,529,535)	1,577,075,159
Total Increase (Decrease) in Net Assets	(671,838,797)	1,746,873,289
Net Assets:
Beginning of Period	2,232,427,383	485,554,094
End of Period	$1,560,588,586	$2,232,427,383 (3)

Share Transactions:
Issued	5,300,000	49,700,000
Redeemed	(17,700,000)	(9,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(12,400,000)	40,550,000

(1) Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

(2) Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 9).

(3) Includes undistributed net investment income of $797,465, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

ROBO Global®
Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended October 31, 2018(Unaudited) and Year/Period Ended April 30,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
2018‡‡	$40.41	$0.08	$(4.07)	$(3.99)	$—	$—	$—	$36.42	$36.29	(9.87)%	$1,560,589	0.95%(2)	0.41%(2)	14%
2018	33.03	0.03	7.36	7.39	(0.01)	—	(0.01)	40.41	40.26	22.37	2,232,427	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	—	(0.05)	33.03	33.11	31.43	485,554	0.95	0.45	31
2016	26.67	0.06	(1.48)	(1.42)	(0.07)	—	(0.07)	25.18	24.76	(5.32)	91,898	0.95	0.25	25
2015	25.96	0.08	0.70	0.78	(0.05)	(0.02)	(0.07)	26.67	26.57	3.04	125,330	0.95	0.29	23
2014‡	25.00	—**	0.96†	0.96	—	—	—	25.96	26.05	3.84	105,150	0.95(2)	0.02(2)	8
‡	For the six-month period ended October 31, 2018.
‡	Commenced operations on October 21, 2013.
*	Per share data calculated using average shares method.
**	Amount represents less than $0.01.
†	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(1)	Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act (see “Non-Diversification Risk” under Note 7.) The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in the Fund’s index or in cash for the value of such securities. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,000. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global™ Robotics and Automation Index ETF	50,000	$1,000	$1,821,000	$1,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

3. AGREEMENTS (continued)

The Adviser has entered into a license agreement with ROBO Global®, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to an amended and restated distribution agreement dated November 10, 2011. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended October 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Robotics and Automation Index ETF	$288,170,589	$296,435,106

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Robotics and Automation Index ETF	$208,369,040	$670,166323	$140,307,481

For the year ended April 30, 2018, the Fund had $128,339,016 of net realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

During the year ended April 30, 2018, the Fund realized $128,339,016 of net capital gains resulting from in-kind redemptions in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year ended April 30, 2018 and April 30, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
ROBO Global® Robotics and Automation Index ETF
2018	$464,807	$–	$–	$464,807
2017	246,924	–	–	246,924

As of April 30, 2018, the components of tax basis accumulated losses were as follows:

ROBO Global® Robotics and Automation Index ETF
Undistributed Ordinary Income	$579,495
Capital Loss Carryforwards	(16,186,171)
Deferred Late-Year Losses	–
Unrealized Appreciation	94,429,475
Other Temporary Differences	456

Total Distributable Earnings	$78,823,255

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2018, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Robotics and Automation Index ETF	$10,161,938	$6,024,233	$16,186,171

For Federal income tax purposes, the cost of securities owned at October 31, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at October 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO Global® Robotics and Automation Index ETF	$1,876,760,890	$547,717	$(198,922,461)	$(198,374,744)

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

6. SECURITIES LENDING (continued)

The following is a summary of securities lending agreements held by the ROBO Global® Robotics and Automation Index ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2018:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$249,668,589	$119,514,362	$139,229,221	$9,074,944

The value of loaned securities and related collateral outstanding at October 31, 2018 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2018, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2018:

Overnight and Continuous
ROBO Global® Robotics and Automation Index ETF Repurchase Agreements	$119,514,362

7. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities or in depositary receipts representing securities of the Index, which reflects the performance of a portfolio holding robotics-related and/or automation-related companies.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. To the extent the Fund concentrates in the securities of issuers in a particular industry, the Fund may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect the Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s NAV is determined

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic 12 conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of October 31, 2018, the Fund invested a significant portion of its assets in securities of Japanese issuers.

Index Tracking Risk: Tracking error refers to the risk that the Sub-Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. The Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Tracking error may cause the Fund’s performance to be less than expected.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

8. OTHER

At October 31, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

October 31, 2018 (Unaudited) (Concluded)

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

ROBO Global®

Robotics and Automation Index ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) on May 22, 2018, the Board considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•	The investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC currently provides advisory services to the Fund; and
•	The investment sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”), pursuant to which Vident currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Vident are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Vident, and at the Meeting, representatives from ETC and Vident presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Vident provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services provided by ETC and Vident, the Fund’s fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of ETC and Vident, and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Vident.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) the performance of the Fund, including the extent to which the Fund tracked its underlying index; (iii) ETC’s and Vident’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by ETC and Vident or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Vident and monitoring compliance with various Fund policies and procedures and applicable securities regulations, while Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Vident’s investment personnel, the quality of ETC’s and Vident’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Vident have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s and Vident’s registration forms on Form ADV as well

ROBO Global®

Robotics and Automation Index ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

as ETC’s and Vident’s responses to a detailed series of questions, which included a description of ETC’s and Vident’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from ETC and Vident updating the information previously provided. The Board considered ETC’s and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by ETC and Vident outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by FUSE, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2017. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was to be expected as it generally was the result of costs incurred by the Fund not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by FUSE, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s index provider and the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the subadvisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and Vident from its relationship with the Fund, and

ROBO Global®

Robotics and Automation Index ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

reviewed profitability analyses from ETC and Vident with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. As part of its review, the Board observed the significant asset growth of the Fund since last year’s continuance of the Agreements. In concluding that economies of scale have not yet been fully realized, the Board considered that, since the Fund’s inception in 2013, economies have been shared with the Fund to some degree through the unified fee structure, which effectively caps the Fund’s operating expenses at a certain level and resulted in the Fund’s service providers subsidizing those expenses for a period of time. The Board also took into account the meaningful investments that ETC, as well as Vident and the Fund’s index provider, have made in their respective businesses to help ensure the continued provision of high quality services to the Fund, such as the hiring of new trading, legal and compliance personnel, enhancements to technology and related systems, and acquisitions of new and improved office space. The Board determined to closely monitor the Fund’s future asset growth and requested that ETC provide more frequent reports on the cost of its and the Fund’s service providers’ services such that the Board will be better positioned to more regularly assess whether economies of scale have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Robotics and Automation Index ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)

ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$901.30	0.95%	$4.55
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

ROBO Global®

Robotics and Automation Index ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.roboglobaletfs.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway

Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-SA-001-0600

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 4, 2019